COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
Year ending
December 31,

2016	$1,356
2017	424
2018	353
2019	316
2020	312
$2,761